DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
DISCONTINUED OPERATIONS
Summary of consolidated statements of income and comprehensive income and cash flows

	2019	2018	2017
Revenues	$1.5	$19.8	$19.7
Expenses	1.2	14.6	14.8
Income taxes	—	1.4	1.3
Gain on disposal of businesses, net of income taxes	97.2	—	(14.6)
Income from discontinued operations	$97.5	$3.8	$18.2

	2019	2018	2017

Cash flows related to operating activities	$(0.7)	$10.4	$20.4
Cash flows related to investing activities	—	(1.9)	(3.5)
Cash flows (used in) provided by discontinued operations	$(0.7)	$8.5	$16.9

Summary of consolidated statements of balance sheet

2018

Current assets	$1.3
Property, plant and equipment	72.5
Intangible assets and goodwill	21.2
Assets held for sale	95.0
Current liabilities held for sale	(6.6)
Net assets held for sale	$88.4